Shareholders' Equity (Details Textual)					12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 02, 2008	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]
Capital Units, Authorized		250,000,000
Common stock, shares authorized	240,000,000	240,000,000	240,000,000
Series A convertible preferred stock, cumulative dividends					10.00%	10.00%	10.00%
Series A convertible preferred stock, shares authorized					10,000,000	10,000,000	10,000,000
Preferred Stock, Redemption Terms					$3.50 per share, plus any cumulative unpaid dividends
Common Stock, Capital Shares Reserved for Future Issuance				2,000,000